Additional Financial Information - Summary of Changes in the Components of Accumulated Other Comprehensive Income Loss (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Additional Financial Information [Line Items]
Loss Included in Direct Operating Expense	$ 0.3	$ 0.3	$ 0.2
Loss included in Interest Expense		$ 10.4	$ 48.8
Gain included in Interest Expense	$ 34.6